Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	72 Months Ended	84 Months Ended	108 Months Ended	132 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000212317_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Freedom Blend 2065 Fund
C000212317_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000212317_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,690
C000212317_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,613
C000212317_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,138
C000212317_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000212317_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,038
C000212317_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,991
C000212317_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212317_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212317_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212317_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212317_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212317_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212317_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212317_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212317_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212317_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212317_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212317_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212317_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212317_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212317_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212317_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000144493_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000144493_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144493_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,706
C000144493_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,143
C000144493_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,610
C000144493_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,182
C000144493_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,002
C000144493_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,990
C000144493_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,866
C000144493_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,521
C000144493_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,999
C000144493_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,385
C000144493_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2060 Composite Index℠
C000144493_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144493_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,728
C000144493_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,177
C000144493_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,651
C000144493_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,260
C000144493_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,095
C000144493_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,143
C000144493_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,118
C000144493_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,714
C000144493_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,282
C000144493_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,675
C000144493_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144493_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144493_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000144493_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000144493_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000144493_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000144493_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000144493_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000144493_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000144493_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000144493_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000144493_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000220385_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220385_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220385_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,296,634,004
C000220385_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,330,272,136
C000220385_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,182,539,986
C000220385_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,411,988,961
C000220385_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,553,446,120
C000220385_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2020 Composite Index℠
C000220385_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220385_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,296,214,892
C000220385_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,336,092,217
C000220385_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,184,563,190
C000220385_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,418,510,242
C000220385_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,557,828,211
C000220385_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220385_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220385_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220385_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220385_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220385_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220385_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000252919_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252919_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252919_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,059,768,521
C000252919_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2030 Composite Index℠
C000252919_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252919_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,051,246,961
C000252919_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252919_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252919_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000157965_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157965_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157965_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,785,817
C000157965_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,414,084
C000157965_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,030,953
C000157965_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,321,817
C000157965_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,043,767
C000157965_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,183,769
C000157965_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,393,706
C000157965_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,839,356
C000157965_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,890,744
C000157965_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,423,574
C000157965_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2030 Composite Index℠
C000157965_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157965_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,788,996
C000157965_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,417,916
C000157965_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,037,392
C000157965_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,338,865
C000157965_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,066,232
C000157965_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,224,937
C000157965_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,460,928
C000157965_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,888,237
C000157965_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,965,643
C000157965_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,495,808
C000157965_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157965_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157965_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157965_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157965_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157965_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157965_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157965_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157965_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157965_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157965_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157965_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000079278_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079278_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079278_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,708
C000079278_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,147
C000079278_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,613
C000079278_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,185
C000079278_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,005
C000079278_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,999
C000079278_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,879
C000079278_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,531
C000079278_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,010
C000079278_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,397
C000079278_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2050 Composite Index℠
C000079278_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079278_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,728
C000079278_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,177
C000079278_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,651
C000079278_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,260
C000079278_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,095
C000079278_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,143
C000079278_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,118
C000079278_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,714
C000079278_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,282
C000079278_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,675
C000079278_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079278_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079278_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000079278_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000079278_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000079278_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000079278_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000079278_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000079278_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000079278_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000079278_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000079278_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000079277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,712
C000079277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,156
C000079277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,615
C000079277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,193
C000079277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,010
C000079277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,002
C000079277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,881
C000079277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,539
C000079277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,020
C000079277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,402
C000079277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2045 Composite Index℠
C000079277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,728
C000079277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,177
C000079277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,651
C000079277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,260
C000079277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,095
C000079277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,143
C000079277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,118
C000079277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,714
C000079277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,282
C000079277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,675
C000079277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079277_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000079277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000079277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000079277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000079277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000079277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000079277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000079277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000079277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000079277_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000252918_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252918_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252918_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,059,679,111
C000252918_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2025 Composite Index℠
C000252918_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252918_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,051,143,810
C000252918_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252918_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252918_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000250737_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000250737_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250737_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,461
C000250737_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000250737_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250737_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250737_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250737_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250737_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000252913_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252913_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252913_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,642,127
C000252913_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2050 Composite Index℠
C000252913_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252913_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252913_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252913_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252913_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000079283_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079283_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079283_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,866
C000079283_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,820
C000079283_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,764
C000079283_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,304
C000079283_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,104
C000079283_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,326
C000079283_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,550
C000079283_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,555
C000079283_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,071
C000079283_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,000
C000079283_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2020 Composite Index℠
C000079283_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079283_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,877
C000079283_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,843
C000079283_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,802
C000079283_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,370
C000079283_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,176
C000079283_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,453
C000079283_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,721
C000079283_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,702
C000079283_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,276
C000079283_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,214
C000079283_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079283_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079283_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000079283_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000079283_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000079283_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000079283_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000079283_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000079283_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000079283_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000079283_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000079283_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000157967_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157967_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157967_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,746,953
C000157967_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,454,420
C000157967_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,174,468
C000157967_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,459,038
C000157967_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,884,772
C000157967_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,820,840
C000157967_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,255,024
C000157967_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,593,648
C000157967_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,224,029
C000157967_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,895,251
C000157967_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2040 Composite Index℠
C000157967_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157967_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,751,667
C000157967_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,459,524
C000157967_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,179,499
C000157967_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,477,152
C000157967_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908,057
C000157967_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,862,422
C000157967_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,336,522
C000157967_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,647,032
C000157967_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,309,842
C000157967_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,975,967
C000157967_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157967_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157967_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157967_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157967_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157967_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157967_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157967_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157967_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157967_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157967_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157967_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000177883_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2015 Fund
C000177883_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177883_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000177883_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,967
C000177883_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,757
C000177883_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,580
C000177883_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,647
C000177883_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,892
C000177883_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,105
C000177883_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,914
C000177883_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000177883_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177883_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,524
C000177883_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,030
C000177883_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,014
C000177883_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,463
C000177883_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,619
C000177883_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,849
C000177883_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,024
C000177883_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,824
C000177883_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177883_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177883_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177883_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177883_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177883_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177883_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177883_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177883_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177883_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000220384_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220384_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220384_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,239,599,040
C000220384_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,260,173,101
C000220384_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,134,323,470
C000220384_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,326,250,334
C000220384_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,461,644,353
C000220384_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2015 Composite Index℠
C000220384_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220384_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,240,328,599
C000220384_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,266,284,020
C000220384_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,138,123,847
C000220384_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,333,690,107
C000220384_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,466,775,311
C000220384_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220384_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220384_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220384_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220384_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220384_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220384_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000177888_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2040 Fund
C000177888_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177888_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,989
C000177888_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,271
C000177888_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,114
C000177888_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,831
C000177888_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,450
C000177888_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,370
C000177888_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,522
C000177888_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,628
C000177888_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000177888_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177888_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177888_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177888_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177888_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177888_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,504
C000177888_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,285
C000177888_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,224
C000177888_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,402
C000177888_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177888_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177888_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177888_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177888_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177888_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177888_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177888_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177888_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177888_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000157957_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157957_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157957_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,746,061
C000157957_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,454,932
C000157957_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,174,724
C000157957_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,457,394
C000157957_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,884,207
C000157957_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,819,916
C000157957_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,256,753
C000157957_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,599,109
C000157957_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,310,036
C000157957_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996,524
C000157957_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2045 Composite Index℠
C000157957_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157957_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,751,667
C000157957_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,459,524
C000157957_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,179,499
C000157957_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,477,152
C000157957_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908,057
C000157957_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,862,422
C000157957_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,338,439
C000157957_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,652,539
C000157957_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,395,314
C000157957_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,076,086
C000157957_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157957_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157957_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157957_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157957_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157957_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157957_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157957_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157957_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157957_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157957_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157957_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000220380_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220380_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220380_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,570,598,052
C000220380_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,697,791,321
C000220380_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,619,120
C000220380_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,006,497,215
C000220380_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,207,102,829
C000220380_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2050 Composite Index℠
C000220380_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220380_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220380_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220380_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220380_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220380_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220380_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220380_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220380_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220380_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220380_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220380_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220380_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000177884_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2020 Fund
C000177884_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177884_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,672
C000177884_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,022
C000177884_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,666
C000177884_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,008
C000177884_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,145
C000177884_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,265
C000177884_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,743
C000177884_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,580
C000177884_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000177884_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177884_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,586
C000177884_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,106
C000177884_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,931
C000177884_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,873
C000177884_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,114
C000177884_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,199
C000177884_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,612
C000177884_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,454
C000177884_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177884_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177884_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177884_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177884_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177884_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177884_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177884_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177884_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177884_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000220379_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220379_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220379_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,570,322,474
C000220379_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,910,965
C000220379_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,886,552
C000220379_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,005,131,673
C000220379_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,206,138,060
C000220379_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2045 Composite Index℠
C000220379_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220379_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220379_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220379_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220379_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220379_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220379_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220379_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220379_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220379_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220379_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220379_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220379_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000252925_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252925_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252925_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,069,015,444
C000252925_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000252925_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252925_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252925_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252925_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252925_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000220383_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220383_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220383_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,181,263,394
C000220383_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,189,435,914
C000220383_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,084,500,431
C000220383_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,239,051,130
C000220383_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,366,539,244
C000220383_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2010 Composite Index℠
C000220383_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220383_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,182,342,947
C000220383_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,194,669,131
C000220383_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,088,181,925
C000220383_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,246,718,486
C000220383_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,373,369,726
C000220383_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220383_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220383_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220383_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220383_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220383_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220383_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000157963_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157963_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157963_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,878,953
C000157963_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,354,884
C000157963_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,824,460
C000157963_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,095,268
C000157963_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,999,439
C000157963_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,598,626
C000157963_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,707,700
C000157963_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,216,959
C000157963_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,978,500
C000157963_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,438,347
C000157963_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2020 Composite Index℠
C000157963_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157963_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,881,305
C000157963_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,358,776
C000157963_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,832,425
C000157963_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,113,486
C000157963_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,017,251
C000157963_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,637,066
C000157963_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,769,695
C000157963_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,265,719
C000157963_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,043,812
C000157963_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,507,175
C000157963_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157963_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157963_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,192,697
C000157963_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,215,571
C000157963_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,278,300
C000157963_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,514,810
C000157963_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,007,488
C000157963_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,050,158
C000157963_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,798,950
C000157963_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,521,569
C000157963_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,615,321
C000157963_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,889,326
C000079279_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079279_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079279_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,010
C000079279_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,412
C000079279_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,831
C000079279_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,273
C000079279_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,706
C000079279_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,844
C000079279_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,780
C000079279_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,281
C000079279_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,015
C000079279_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,732
C000079279_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index Income Composite Index℠
C000079279_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079279_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,017
C000079279_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,431
C000079279_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,867
C000079279_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,329
C000079279_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,773
C000079279_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,951
C000079279_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,913
C000079279_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,420
C000079279_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,183
C000079279_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,913
C000079279_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079279_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079279_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000079279_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000079279_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000079279_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000079279_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000079279_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000079279_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000079279_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000079279_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000079279_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000252924_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252924_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252924_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,782,556
C000252924_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2065 Composite Index℠
C000252924_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252924_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252924_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252924_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252924_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000220381_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220381_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220381_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,091,843,329
C000220381_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,083,390,998
C000220381_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,004,697,552
C000220381_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,124,065,237
C000220381_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,242,912,626
C000220381_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index Income Composite Index℠
C000220381_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220381_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,095,171,776
C000220381_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,089,038,150
C000220381_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,009,321,989
C000220381_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,132,760,115
C000220381_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,250,880,790
C000220381_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220381_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220381_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220381_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220381_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220381_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220381_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000220387_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220387_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220387_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,395,521,257
C000220387_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,456,446,567
C000220387_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,294,660,552
C000220387_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,603,270,947
C000220387_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,760,173,624
C000220387_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2030 Composite Index℠
C000220387_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220387_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,393,696,189
C000220387_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,462,376,612
C000220387_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,295,706,894
C000220387_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,609,263,392
C000220387_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,763,556,732
C000220387_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220387_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220387_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220387_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220387_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220387_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220387_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000252923_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252923_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252923_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,071,383,824
C000252923_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2060 Composite Index℠
C000252923_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252923_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252923_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252923_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252923_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252921_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252921_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252921_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,162,960
C000252921_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2040 Composite Index℠
C000252921_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252921_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,056,580,824
C000252921_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252921_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252921_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000157958_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157958_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157958_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,748,136
C000157958_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,454,717
C000157958_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,174,776
C000157958_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,458,022
C000157958_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,882,506
C000157958_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,821,666
C000157958_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,256,288
C000157958_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,598,589
C000157958_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,311,034
C000157958_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,996,016
C000157958_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2050 Composite Index℠
C000157958_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157958_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,751,667
C000157958_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,459,524
C000157958_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,179,499
C000157958_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,477,152
C000157958_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908,057
C000157958_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,862,422
C000157958_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,338,439
C000157958_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,652,539
C000157958_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,395,314
C000157958_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,076,086
C000157958_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157958_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157958_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157958_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157958_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157958_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157958_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157958_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157958_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157958_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157958_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157958_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000220388_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220388_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220388_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,501,127,749
C000220388_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,596,101,749
C000220388_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,418,349,910
C000220388_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,808,088,492
C000220388_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,983,580,328
C000220388_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2035 Composite Index℠
C000220388_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220388_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,496,975,851
C000220388_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,602,077,379
C000220388_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,417,372,699
C000220388_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,812,246,489
C000220388_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,985,413,855
C000220388_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220388_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220388_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220388_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220388_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220388_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220388_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000252915_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252915_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252915_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,081,393,900
C000252915_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2010 Composite Index℠
C000252915_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252915_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,079,680,557
C000252915_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252915_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252915_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000101225_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000101225_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101225_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,704
C000101225_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,150
C000101225_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,610
C000101225_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,185
C000101225_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,006
C000101225_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,995
C000101225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,873
C000101225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,531
C000101225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,007
C000101225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,399
C000101225_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2055 Composite Index℠
C000101225_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101225_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,728
C000101225_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,177
C000101225_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,651
C000101225_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,260
C000101225_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,095
C000101225_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,143
C000101225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,118
C000101225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,714
C000101225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,282
C000101225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,675
C000101225_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101225_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101225_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000101225_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000101225_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000101225_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000101225_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000101225_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000101225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000101225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000101225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000101225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000177880_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2060 Fund
C000177880_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177880_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,989
C000177880_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,269
C000177880_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,115
C000177880_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,838
C000177880_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,447
C000177880_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,373
C000177880_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,675
C000177880_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,774
C000177880_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000177880_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177880_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177880_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177880_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177880_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177880_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177880_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177880_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177880_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177880_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177880_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177880_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177880_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177880_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177880_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177880_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177880_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177880_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177880_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000079287_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079287_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079287_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,709
C000079287_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,155
C000079287_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,615
C000079287_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,190
C000079287_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,012
C000079287_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,001
C000079287_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,883
C000079287_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,528
C000079287_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,842
C000079287_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,202
C000079287_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2040 Composite Index℠
C000079287_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079287_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,728
C000079287_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,177
C000079287_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,651
C000079287_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,260
C000079287_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,095
C000079287_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,143
C000079287_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,114
C000079287_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,702
C000079287_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,107
C000079287_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,470
C000079287_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079287_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079287_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000079287_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000079287_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000079287_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000079287_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000079287_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000079287_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000079287_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000079287_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000079287_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000220392_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220392_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220392_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,569,456,607
C000220392_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,985,204
C000220392_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,542,000
C000220392_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,004,021,796
C000220392_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,204,848,996
C000220392_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2065 Composite Index℠
C000220392_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220392_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220392_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220392_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220392_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220392_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220392_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220392_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220392_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220392_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220392_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220392_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220392_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000157969_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157969_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157969_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,747,680
C000157969_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,456,670
C000157969_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,172,467
C000157969_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,459,830
C000157969_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,882,856
C000157969_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,819,541
C000157969_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,257,323
C000157969_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,601,533
C000157969_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,307,278
C000157969_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,998,009
C000157969_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2060 Composite Index℠
C000157969_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157969_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,751,667
C000157969_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,459,524
C000157969_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,179,499
C000157969_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,477,152
C000157969_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908,057
C000157969_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,862,422
C000157969_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,338,439
C000157969_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,652,539
C000157969_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,395,314
C000157969_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,076,086
C000157969_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157969_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157969_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157969_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157969_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157969_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157969_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157969_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157969_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157969_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157969_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157969_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000212331_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000212331_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212331_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,776
C000212331_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,153
C000212331_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,794
C000212331_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,812
C000212331_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,358
C000212331_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,363
C000212331_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Index 2065 Composite Index℠
C000212331_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212331_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212331_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212331_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212331_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212331_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212331_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212331_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212331_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212331_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212331_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212331_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212331_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212331_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212331_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000250739_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class
C000250739_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000250739_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,092,688,803
C000250739_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000250739_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000250739_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,088,293,194
C000250739_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250739_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000250739_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,076,098,185
C000079281_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079281_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079281_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,928
C000079281_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,647
C000079281_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,352
C000079281_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,855
C000079281_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,014
C000079281_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,062
C000079281_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,108
C000079281_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,421
C000079281_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,417
C000079281_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,226
C000079281_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2010 Composite Index℠
C000079281_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079281_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,935
C000079281_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,668
C000079281_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,389
C000079281_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,911
C000079281_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,079
C000079281_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,177
C000079281_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,257
C000079281_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,565
C000079281_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,595
C000079281_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,418
C000079281_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079281_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079281_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000079281_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000079281_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000079281_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000079281_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000079281_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000079281_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000079281_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000079281_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000079281_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000079282_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079282_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079282_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,890
C000079282_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,751
C000079282_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,592
C000079282_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,120
C000079282_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,099
C000079282_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,751
C000079282_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,879
C000079282_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,042
C000079282_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,293
C000079282_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,171
C000079282_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2015 Composite Index℠
C000079282_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079282_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,902
C000079282_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,775
C000079282_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,635
C000079282_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,185
C000079282_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,167
C000079282_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,873
C000079282_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,045
C000079282_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,194
C000079282_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,492
C000079282_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,376
C000079282_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079282_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079282_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000079282_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000079282_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000079282_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000079282_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000079282_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000079282_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000079282_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000079282_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000079282_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000252917_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252917_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252917_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,066,628,375
C000252917_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2020 Composite Index℠
C000252917_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252917_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,059,830,965
C000252917_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252917_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252917_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000220391_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220391_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220391_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,570,441,371
C000220391_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,617,493
C000220391_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,116,704
C000220391_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,005,402,730
C000220391_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,830,164
C000220391_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2060 Composite Index℠
C000220391_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220391_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220391_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220391_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220391_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220391_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220391_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220391_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220391_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220391_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220391_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220391_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220391_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000157962_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157962_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157962_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,898,470
C000157962_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,329,024
C000157962_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,752,371
C000157962_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,014,227
C000157962_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,005,488
C000157962_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,325,643
C000157962_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,395,610
C000157962_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,982,694
C000157962_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,608,525
C000157962_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,042,829
C000157962_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2015 Composite Index℠
C000157962_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157962_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,902,973
C000157962_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,335,626
C000157962_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,761,201
C000157962_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,033,550
C000157962_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,024,838
C000157962_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,364,344
C000157962_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,449,664
C000157962_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,028,380
C000157962_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,671,239
C000157962_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,108,713
C000157962_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157962_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157962_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,192,697
C000157962_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,215,571
C000157962_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,278,300
C000157962_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,514,810
C000157962_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,007,488
C000157962_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,050,158
C000157962_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,798,950
C000157962_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,521,569
C000157962_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,615,321
C000157962_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,889,326
C000177886_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2030 Fund
C000177886_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177886_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,863
C000177886_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,199
C000177886_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,541
C000177886_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,853
C000177886_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,131
C000177886_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,173
C000177886_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,226
C000177886_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,151
C000177886_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000177886_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177886_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,773
C000177886_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,323
C000177886_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,836
C000177886_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,692
C000177886_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,114
C000177886_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,091
C000177886_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,015
C000177886_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,962
C000177886_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177886_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177886_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177886_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177886_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177886_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177886_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177886_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177886_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177886_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000079286_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079286_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079286_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,707
C000079286_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,145
C000079286_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,589
C000079286_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,173
C000079286_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,200
C000079286_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,602
C000079286_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,263
C000079286_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,994
C000079286_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,730
C000079286_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,949
C000079286_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2035 Composite Index℠
C000079286_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079286_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,728
C000079286_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,173
C000079286_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,627
C000079286_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,244
C000079286_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,287
C000079286_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,744
C000079286_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,491
C000079286_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,178
C000079286_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,984
C000079286_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,215
C000079286_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079286_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079286_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000079286_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000079286_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000079286_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000079286_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000079286_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000079286_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000079286_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000079286_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000079286_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000252912_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252912_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252912_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,071,202,557
C000252912_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2045 Composite Index℠
C000252912_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252912_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252912_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252912_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252912_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000177889_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2045 Fund
C000177889_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177889_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,991
C000177889_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,271
C000177889_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,115
C000177889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,838
C000177889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,453
C000177889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,362
C000177889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,674
C000177889_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,769
C000177889_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000177889_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177889_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177889_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177889_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177889_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177889_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177889_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177889_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177889_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177889_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177889_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000252916_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252916_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,521,024
C000252916_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2015 Composite Index℠
C000252916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252916_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,069,883,518
C000252916_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252916_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000252922_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252922_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252922_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,072,046
C000252922_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2055 Composite Index℠
C000252922_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252922_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252922_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252922_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252922_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000177887_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2035 Fund
C000177887_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177887_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,977
C000177887_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,279
C000177887_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,294
C000177887_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,509
C000177887_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,966
C000177887_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,923
C000177887_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,507
C000177887_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,531
C000177887_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000177887_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177887_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,896
C000177887_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,442
C000177887_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,615
C000177887_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,329
C000177887_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,974
C000177887_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,840
C000177887_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,264
C000177887_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,327
C000177887_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177887_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177887_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177887_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177887_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177887_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177887_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177887_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177887_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177887_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000157968_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157968_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157968_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,744,385
C000157968_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,455,203
C000157968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,171,694
C000157968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,456,431
C000157968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,884,840
C000157968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,819,588
C000157968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,253,601
C000157968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,599,637
C000157968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,308,926
C000157968_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,995,847
C000157968_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2055 Composite Index℠
C000157968_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157968_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,751,667
C000157968_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,459,524
C000157968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,179,499
C000157968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,477,152
C000157968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,908,057
C000157968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,862,422
C000157968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,338,439
C000157968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,652,539
C000157968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,395,314
C000157968_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,076,086
C000157968_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157968_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157968_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157968_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157968_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000252920_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252920_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252920_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,065,570,236
C000252920_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2035 Composite Index℠
C000252920_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252920_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,054,037,949
C000252920_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252920_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252920_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000177881_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend Income Fund
C000177881_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177881_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,314
C000177881_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,689
C000177881_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,921
C000177881_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,323
C000177881_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,247
C000177881_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,756
C000177881_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,479
C000177881_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,190
C000177881_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000177881_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177881_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,253
C000177881_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,695
C000177881_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,114
C000177881_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,226
C000177881_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,190
C000177881_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,725
C000177881_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,445
C000177881_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000177881_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177881_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177881_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177881_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177881_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177881_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177881_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177881_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177881_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177881_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000250738_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Premium Class
C000250738_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000250738_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,226,653
C000250738_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000250738_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000250738_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,220,733
C000250738_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250738_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000250738_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,190,245
C000252914_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252914_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252914_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,084,928,646
C000252914_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index Income Composite Index℠
C000252914_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252914_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,085,245,416
C000252914_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252914_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252914_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000250724_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Flex® Freedom Blend 2070 Fund
C000250724_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250724_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,383
C000250724_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250724_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250724_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250724_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250724_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250724_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000157961_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157961_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157961_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,930,679
C000157961_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,295,229
C000157961_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,644,358
C000157961_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,897,972
C000157961_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,978,853
C000157961_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,005,296
C000157961_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,029,611
C000157961_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,690,547
C000157961_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,189,757
C000157961_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	7,596,227
C000157961_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2010 Composite Index℠
C000157961_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157961_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,932,632
C000157961_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,296,656
C000157961_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,654,599
C000157961_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,913,861
C000157961_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,997,262
C000157961_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,038,859
C000157961_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,078,616
C000157961_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,735,156
C000157961_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,246,494
C000157961_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	7,654,991
C000157961_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157961_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157961_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,192,697
C000157961_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,215,571
C000157961_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,278,300
C000157961_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,514,810
C000157961_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,007,488
C000157961_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,050,158
C000157961_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,798,950
C000157961_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,521,569
C000157961_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,615,321
C000157961_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,889,326
C000177882_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2010 Fund
C000177882_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177882_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,520
C000177882_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,877
C000177882_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,841
C000177882_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,110
C000177882_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,113
C000177882_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,490
C000177882_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,438
C000177882_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,235
C000177882_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000177882_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177882_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,436
C000177882_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,922
C000177882_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,076
C000177882_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,000
C000177882_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,073
C000177882_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,439
C000177882_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,383
C000177882_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,138
C000177882_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177882_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177882_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177882_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177882_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177882_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177882_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177882_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177882_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177882_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000079285_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079285_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079285_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,756
C000079285_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,031
C000079285_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,283
C000079285_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,862
C000079285_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,298
C000079285_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,648
C000079285_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,058
C000079285_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,924
C000079285_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,061
C000079285_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,135
C000079285_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2030 Composite Index℠
C000079285_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079285_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,773
C000079285_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,057
C000079285_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,321
C000079285_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,936
C000079285_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,380
C000079285_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,785
C000079285_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,267
C000079285_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,098
C000079285_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,297
C000079285_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,379
C000079285_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079285_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079285_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000079285_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000079285_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000079285_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000079285_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000079285_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000079285_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000079285_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000079285_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000079285_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000177878_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2050 Fund
C000177878_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177878_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,989
C000177878_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,269
C000177878_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,114
C000177878_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,828
C000177878_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,443
C000177878_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,355
C000177878_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,649
C000177878_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,743
C000177878_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000177878_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177878_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177878_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177878_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177878_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177878_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177878_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177878_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177878_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177878_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177878_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177878_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177878_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177878_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177878_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177878_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177878_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177878_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177878_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000220390_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220390_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220390_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,569,376,202
C000220390_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,697,690,481
C000220390_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,076,076
C000220390_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,005,115,168
C000220390_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,206,346,184
C000220390_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2055 Composite Index℠
C000220390_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220390_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220390_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220390_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220390_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220390_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220390_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220390_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220390_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220390_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220390_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220390_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220390_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000157959_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157959_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157959_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,012,775
C000157959_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,213,349
C000157959_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,425,419
C000157959_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,651,288
C000157959_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,876,240
C000157959_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,445,023
C000157959_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,416,978
C000157959_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,168,267
C000157959_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,540,504
C000157959_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,903,194
C000157959_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index Income Composite Index℠
C000157959_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157959_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,012,266
C000157959_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,219,190
C000157959_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,437,563
C000157959_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,668,531
C000157959_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,890,571
C000157959_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,480,034
C000157959_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,461,063
C000157959_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,214,514
C000157959_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,596,289
C000157959_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,961,617
C000157959_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157959_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157959_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,192,697
C000157959_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,215,571
C000157959_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,278,300
C000157959_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,514,810
C000157959_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,007,488
C000157959_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,050,158
C000157959_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,798,950
C000157959_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,521,569
C000157959_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,615,321
C000157959_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,889,326
C000220386_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220386_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220386_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,338,829,920
C000220386_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,385,070,966
C000220386_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,227,860,847
C000220386_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,492,946,417
C000220386_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,640,472,021
C000220386_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2025 Composite Index℠
C000220386_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220386_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,338,901,213
C000220386_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,391,485,370
C000220386_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,229,519,994
C000220386_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,499,688,968
C000220386_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,644,804,055
C000220386_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220386_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220386_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220386_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220386_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220386_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220386_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000177885_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2025 Fund
C000177885_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177885_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,724
C000177885_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,076
C000177885_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,595
C000177885_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,349
C000177885_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,552
C000177885_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,605
C000177885_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,344
C000177885_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,201
C000177885_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000177885_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177885_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,643
C000177885_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,172
C000177885_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,872
C000177885_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,200
C000177885_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,519
C000177885_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,536
C000177885_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,176
C000177885_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,057
C000177885_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177885_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177885_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177885_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177885_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177885_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177885_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177885_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177885_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177885_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000220389_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220389_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220389_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,569,839,744
C000220389_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,838,733
C000220389_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,546,715
C000220389_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,980,616,147
C000220389_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,177,272,104
C000220389_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2040 Composite Index℠
C000220389_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220389_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220389_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,142,363
C000220389_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,502,592,539
C000220389_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,983,837,130
C000220389_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,176,624,452
C000220389_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220389_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220389_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220389_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220389_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220389_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220389_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000079284_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079284_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079284_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,828
C000079284_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,877
C000079284_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,913
C000079284_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,467
C000079284_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,124
C000079284_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,793
C000079284_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,094
C000079284_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,024
C000079284_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,808
C000079284_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,790
C000079284_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2025 Composite Index℠
C000079284_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079284_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,842
C000079284_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,901
C000079284_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,951
C000079284_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,534
C000079284_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,197
C000079284_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,930
C000079284_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,288
C000079284_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,185
C000079284_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,025
C000079284_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,014
C000079284_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079284_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000079284_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000079284_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000079284_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000079284_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000079284_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000079284_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000079284_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000079284_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000079284_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000079284_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000177879_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2055 Fund
C000177879_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177879_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,990
C000177879_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,271
C000177879_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,117
C000177879_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,846
C000177879_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,455
C000177879_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,370
C000177879_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,669
C000177879_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,779
C000177879_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000177879_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177879_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177879_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177879_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177879_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177879_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177879_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177879_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177879_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177879_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177879_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177879_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177879_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177879_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177879_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177879_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177879_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177879_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177879_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000212330_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Premium Class
C000212330_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000212330_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,388,267
C000212330_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,579,063
C000212330_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,904,618
C000212330_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,415,946
C000212330_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,693,687
C000212330_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,200,517
C000212330_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Index 2065 Composite Index℠
C000212330_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000212330_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,391,280
C000212330_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,587,170
C000212330_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,940,979
C000212330_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,431,170
C000212330_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,726,522
C000212330_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,232,519
C000212330_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212330_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000212330_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,459,188
C000212330_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,972,014
C000212330_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,062,841
C000212330_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,439,709
C000212330_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,662,779
C000212330_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,460,122
C000157966_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157966_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157966_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,748,091
C000157966_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,454,018
C000157966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,163,264
C000157966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,452,249
C000157966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,979,040
C000157966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,628,137
C000157966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,957,909
C000157966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,339,022
C000157966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,681,124
C000157966_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,283,540
C000157966_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2035 Composite Index℠
C000157966_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157966_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,751,667
C000157966_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,457,599
C000157966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,167,723
C000157966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,469,456
C000157966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,001,755
C000157966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,667,258
C000157966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,032,076
C000157966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,390,947
C000157966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,761,594
C000157966_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,362,676
C000157966_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157966_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157966_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157966_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157966_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,852,618
C000157964_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157964_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157964_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,846,649
C000157964_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,367,088
C000157964_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,881,141
C000157964_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,157,643
C000157964_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,990,620
C000157964_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,810,213
C000157964_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,962,951
C000157964_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,436,555
C000157964_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,319,007
C000157964_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,808,258
C000157964_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2025 Composite Index℠
C000157964_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157964_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,850,328
C000157964_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,372,296
C000157964_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,889,816
C000157964_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,176,845
C000157964_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,010,677
C000157964_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,850,629
C000157964_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,027,130
C000157964_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,483,486
C000157964_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,390,320
C000157964_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,877,405
C000157964_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157964_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157964_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	4,967,470
C000157964_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,820,498
C000157964_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,634,891
C000157964_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,264,973
C000157964_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,758,028
C000157964_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,566,289
C000157964_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,219,469
C000157964_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,275,094
C000157964_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,644,221
C000157964_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 15,852,618